STOCK TRANSACTIONS (Details Narrative) (USD $)	2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Aug. 20, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Equity [Abstract]
Shares issued to Parent for aggregate consideration	1,500,000	100,000	50,000,000		10,000
Shares issued to Parent for aggregate consideration, Amount	$ 70,198	$ 100,000	$ 20,000	$ 90	$ 90